Related party transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Amount owed to executive officer	$ 0	$ 140,012
CEO and COO
Statement [Line Items]
Performance Share Units Granted	0	7,692
Total shares granted	248,160
Fair value of total shares granted	$ 1,017,456
Exercise price		$ 84.50
Proceeed from secured loan agreement		$ 1,200,000
Monthly payments		6,000
Monthly paymentwere subsequently reduced		4,000
Repayments of loans	$ 800,000
Reimbursed amount to related party		145,081
Payments		$ 400,000
Annual interest rate		6.00%
Officers and Employees
Statement [Line Items]
Performance Share Units Granted	23,000
Performance Share Units Cancelled	30,768
RSUs issued	30,768
Officers and Employees | Top
Statement [Line Items]
Exercise price	$ 5.60
Officers and Employees | Bottom
Statement [Line Items]
Exercise price	$ 5.25
Independent director
Statement [Line Items]
Warrants issued for consulting services		15,385
Fair value		$ 533,206
Director
Statement [Line Items]
Directors remuneration expense	$ 161,048	$ 175,140	$ 215,104
This member stands for performance share units.
Statement [Line Items]
Performance Share Units Granted	0	6,154	43,386